CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - RUB (₽) ₽ in Millions	Common stock	Treasury stock	Additional paid-in capital	Investment revaluation reserve	Foreign currency translation reserve	Remeasurements of the net defined benefit liability	Retained earnings	Equity attributable to equity holders	Non-controlling interests	Total
Balance at beginning of the year at Dec. 31, 2019		₽ (59,748)
Balance at beginning of the year (in shares) at Dec. 31, 2019		(225,547,422)
Balance at beginning of the year at Dec. 31, 2019	₽ 200				₽ 6,697	₽ 670	₽ 85,249	₽ 33,068	₽ 3,326	₽ 36,394
Balance at beginning of the year (in shares) at Dec. 31, 2019	1,998,381,575
Profit for the year							61,412	61,412	661	62,073
Currency translation adjustment					1,644			1,644		1,644
Total comprehensive income for the year					1,644		61,412	63,056	661	63,717
Issuance of stock options			₽ 560					560		560
Exercise of stock options		₽ (768)	767
Exercise of stock options (in shares)		2,865,735
Dividends declared by MTS							(52,012)	(52,012)		(52,012)
Dividends to non-controlling interests									52	52
Purchase of own stock		₽ (16,010)						(16,010)		(16,010)
Purchase of own stock (Note 32) (in shares)		(48,797,719)
Reclass to retained earnings and other			296				(258)	38	(49)	(11)
Balance at end of the year at Dec. 31, 2020	₽ 200		89		8,341	670	94,391	28,700	3,990	32,690
Balance at end of the year (in shares) at Dec. 31, 2020	1,998,381,575
Balance at end of the year at Dec. 31, 2020		₽ (74,990)
Balance at end of the year (in shares) at Dec. 31, 2020		(271,479,406)
Profit for the year							63,473	63,473	796	64,269
Currency translation adjustment					1,197			1,197		1,197
Total comprehensive income for the year					1,197		63,473	64,670	796	65,466
Issuance of stock options			2,796					2,796		2,796
Exercise of stock options		₽ 279	(263)					16		16
Exercise of stock options (in shares)		1,030,559
Dividends declared by MTS							(61,967)	(61,967)		(61,967)
Dividends to non-controlling interests									52	52
Purchase of own stock		₽ (21,484)						(21,484)		(21,484)
Purchase of own stock (Note 32) (in shares)		(65,308,610)
Purchase of non-controlling interests			(143)					(143)		(143)
Acquisitions under common control			(2,794)					(2,794)		(2,794)
Reclass to retained earnings and other			934				(962)	(28)		(28)
Balance at end of the year at Dec. 31, 2021	₽ 200		619		9,537	670	94,935	9,766	4,838	14,604
Balance at end of the year (in shares) at Dec. 31, 2021	1,998,381,575
Balance at end of the year at Dec. 31, 2021		₽ (96,195)								(96,195)
Balance at end of the year (in shares) at Dec. 31, 2021		(335,757,457)
Profit for the year							32,574	32,574	861	33,435
Disposal of subsidiary, net of tax					794			794		794
Currency translation adjustment					1,236			1,236		1,236
Change in fair value of investments, net of tax				₽ (134)				(134)		(134)
Total comprehensive income for the year				(134)	2,030		32,574	34,470	861	35,331
Issuance of stock options			863					863		863
Exercise of stock options		₽ 3,888	(1,579)					2,309		2,309
Exercise of stock options (in shares)		20,329,732
Dividends declared by MTS							(56,573)	(56,573)		(56,573)
Dividends to non-controlling interests									51	51
Disposal of subsidiary			(202)					(202)		(202)
Reclass to retained earnings and other			1,194				(1,194)
Balance at end of the year at Dec. 31, 2022	₽ 200		₽ 895	₽ (134)	₽ 11,567	₽ 670	₽ 69,742	₽ (9,367)	₽ 5,750	(3,617)
Balance at end of the year (in shares) at Dec. 31, 2022	1,998,381,575
Balance at end of the year at Dec. 31, 2022		₽ (92,307)								₽ (92,307)
Balance at end of the year (in shares) at Dec. 31, 2022		(315,427,725)